Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Expense	The components of total lease expense are as follows (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$234	$184	$690	$456
Short-term lease cost	—	—	145	—
Total lease cost	$234	$184	$835	$456
The components of total lease expense are as follows (in thousands):
	Year Ended December 31,
	2022	2021
Operating lease cost	$721	$478
Total lease cost	$721	$478

Schedule of Supplemental Cash Flow Information Related to Operating Leases	The components of supplemental cash flow information related to operating leases are as follows (in thousands):
	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$634	$574
Right-of-use assets obtained in exchange for new operating lease liabilities	$32,285	$—
Weighted average remaining lease term – operating leases (months)	229	46
Weighted average discount rate – operating leases	6.1%	5.9%

Schedule of Future Undiscounted Cash Flows for Operating Leases	The table below includes the estimated future undiscounted cash flows for operating leases as of September 30, 2023 (in thousands):
Year Ending December 31,	Amount
Remainder of 2023	$547
2024	1,993
2025	1,867
2026	1,829
2027	1,366
Thereafter	58,151
Total undiscounted lease payments	$65,753
Less: imputed interest	32,598
Present value of lease liabilities	$33,155
Plus: construction costs to be funded by the Company	4,494
Less: reimbursable construction costs from the lessor	(5,618)
Total operating lease liabilities	$32,031
The table below includes the estimated future undiscounted cash flows for operating leases as of December 31, 2022 (in thousands):
Year Ending December 31,	Amount
2023	$858
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	$9,148
Less: imputed interest	3,345
Present value of lease liabilities	$5,803

Schedule of Cash Flow Information Related to Operating Leases	The components of supplemental cash flow information related to operating leases are as follows (in thousands):
	Year Ended December 31,
	2022	2021
Cash paid (received) for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$832	$633
Weighted Average Lease Term (months)	155	59
Weighted average discount rate	5.7%	6.0%

Schedule of Balance Sheet Information Related to Operating Leases	The supplemental balance sheet information related to operating leases for the period is as follows (in thousands):
	December 31, 2022	December 31, 2021
Long-term right-of-use assets	$4,829	$1,829

Current lease liabilities	$725	$514
Long-term lease liabilities	5,078	2,371
Total operating lease liabilities	$5,803	$2,885